Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Schedule of maturities of debt obligations and operating lease payments

    As of December 31, 2017, the maturities of our debt obligations and the minimum annual operating lease payments under leases with a term in excess of one year, were as follows (in thousands):

Year	Debt Obligations	Minimum Annual Operating Lease Payments	Total
2018	$664,158	$4,361	$668,519
2019	507,933	3,719	511,652
2020	734,059	3,143	737,202
2021	431,715	1,725	433,440
2022	49,519	1,597	51,116
Thereafter	208,274	5,329	213,603

Total	$2,595,658	$19,874	$2,615,532